Share-based Payments - Movements in Number of Restricted Share Units Dependent on Non-market Performance Condition Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values (Detail) - RSUs dependent on non-market performance condition [member]
	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	952,395	1,072,833
Granted	387,491	383,229
Exercised	(434,540)	(422,088)
Forfeited	(20,756)	(70,723)
Lapsed	0	(10,856)
Ending balance	884,590	952,395	1,072,833
Weighted average fair value, Beginning balance	$ 34.38	$ 27.05
Exercisable	397,215
Weighted average fair value, Granted	$ 56.23	47.89
Weighted average fair value, Exercised	32.79	28.40
Weighted average fair value, Forfeited	63.00	36.08
Weighted average fair value, Lapsed	0	8.22
Weighted average fair value, Ending balance	44.07	34.38	$ 27.05
Weighted average fair value, exercisable	34.68
Aggregate intrinsic value	38,020,000	$ 50,734,000	$ 48,632,000
Aggregate intrinsic value, exercisable	$ 17,072,000